Statement of Assets and Liabilities	Dec. 31, 2023 USD ($) $ / shares shares
Assets
Investments, at fair value (Cost – $87,318,246)	$ 53,207,637
Prepaid insurance	61,941
Interest receivable	192,382
Total Assets	53,461,960
Liabilities
Management fee payable	443,313
Fund administration fee payable	102,597
Due to Organizer (see Note 5)	65,767
Professional fees payable	221,750
Other fees payable	5,000
Total Liabilities	838,427
Net Assets	52,623,533
Paid-in-capital (500,000,000 shares authorized, $0.00001 par value)	86,073,318
Total accumulated deficit	(33,449,785)
Net Assets applicable to Common Shareholders	52,623,533
Net assets applicable to Common Shareholders	$ 52,623,533
Common Shares of beneficial interest outstanding, at $0.00001 par value; 500,000,000 shares authorized, 10,879,905 shares issued and outstanding | shares	10,879,905
Net Asset Value Per Share applicable to Common Shareholders | $ / shares	$ 4.84